OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
OTHER CURRENT LIABILITIES
Schedule of current other liabilities

In millions	June 30, 2026	December 31, 2025
Accrued personnel costs	$217.6	$299.8
Refund liabilities	137.6	169.8
Contract liabilities	80.1	99.3
Sales and value-added taxes	73.7	73.6
Accrued advertising and promotions	55.1	72.4
Payables related to derivatives	43.7	68.2
Accrued interest	12.8	27.5
Contingent consideration	10.0	20.0
Accrued royalties	6.9	5.4
Dividends payable to non-controlling interests	6.3	—
Goods in transit accruals	3.5	7.4
Other accrued liabilities	180.5	159.4
Total	$827.8	$1,002.8